RELATED PARTY TRANSACTIONS - Overriding royalty interests (Details)		9 Months Ended	12 Months Ended
	Apr. 01, 2023 USD ($) a	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
RELATED PARTY TRANSACTIONS
Overriding royalty interests acquired	2.50%
Consideration for overriding royalty interest	$ 969,091
Area of property | a	3,469
ORRI interest acquired through an exchange of debt	$ 652,560	$ 652,560	$ 652,560
Loss on exchange of debt for ORRI	$ 316,531	$ (316,531)	$ (316,531)
Related party | Joel Solis
RELATED PARTY TRANSACTIONS
Overriding royalty interests acquired	2.50%
Consideration for overriding royalty interest	$ 969,091
Area of property | a	3,469
ORRI interest acquired through an exchange of debt	$ 652,560
Loss on exchange of debt for ORRI	$ 316,531